CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from operating activities:
Net (loss) income	$ (124,540)	$ 809,791	$ 1,913,035	$ 2,730,459
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Investment income earned on marketable securities held in Trust account	(507,040)	(1,350,021)	(2,990,983)	(5,033,038)
Deferred income taxes	(101,521)	98,273	102,777	(1,256)
Change in operating assets and liabilities:
Decrease in prepaid expenses	15,625	15,625	(85,938)	62,500
Increase in accrued income tax payable	286,577	187,729	572,869	(164,594)
Decrease in accounts payable and accrued liabilities	(105,323)	(57,312)	276,462	48,224
Net cash used in operating activities	(536,222)	(295,915)	(211,778)	(2,357,705)
Cash flows from investing activities:
Purchases of investments held in Trust account		(236,038,264)	(466,922,021)	(947,314,918)
Maturities of marketable securities held in Trust account	238,880,000	236,000,000	234,670,000	949,218,000
Net cash provided by (used in) investing activities	238,880,000	(38,264)	(232,252,021)	1,903,082
Cash Flows from financing activities:
Proceeds from note payable	422,000		120,000
Payments on note payable			(120,000)
Net cash provided by financing activities	422,000	0	233,680,378
Net change in cash and cash and equivalents held in Trust account	238,765,778	(334,179)	1,216,579	(454,623)
Cash and cash equivalents held in Trust account - beginning of period	761,956	1,216,579		1,216,579
Cash and cash equivalents held in Trust account - end of period	$ 239,527,734	$ 882,400	$ 1,216,579	$ 761,956